S000038877 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
Northern Trust International Quality Dividend Dynamic Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	37.56%	11.51%	10.41%
FlexShares International Quality Dividend Dynamic Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		37.11%	11.07%	10.01%
FlexShares International Quality Dividend Dynamic Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		36.02%	9.69%	8.84%
FlexShares International Quality Dividend Dynamic Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.71%	8.45%	7.88%

[1]	Reflects no deduction for fees, expenses or taxes.